16. Trade payables, net (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradePayablesNetLineItems [Line Items]
Trade payables	R$ 9,246	R$ 8,128
Product suppliers
DisclosureOfTradePayablesNetLineItems [Line Items]
Trade payables	9,662	8,554
Service suppliers
DisclosureOfTradePayablesNetLineItems [Line Items]
Trade payables	491	412
Bonuses from vendors
DisclosureOfTradePayablesNetLineItems [Line Items]
Trade payables	R$ (907)	R$ (838)